INCOME TAXES (Components of deferred tax assets and liabilities) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Components of Deferred Tax Assets [Abstract]
Net Operating Loss and Other Carryforwards	$ 455	$ 601
Employee Fringe Benefits	335	412
Inventories	137	132
Restructuring and Impairment Reserves	130	148
Environmental and Litigation Reserves	99	73
Royalties	95	106
Intangibles	71	122
Allowance for Doubtful Accounts	46	45
Other	239	225
Valuation Allowance	(47)	(50)
Total Deferred Tax Assets	1,560	1,814
Components of Deferred Tax Liabilities [Abstract]
Property, Plant and Equipment	571	546
Intangibles	403	407
Other	60	119
Total Deferred Tax Liabilities	1,034	1,072
Net Deferred Tax Assets	$ 526	$ 742